Employment Expenses	12 Months Ended
Jun. 30, 2024
Employment Expenses [Abstract]
Employment expenses

Note 8. Employment expenses

	Consolidated
	30 June 2024	30 June 2023
	$	$

Wages and salaries	738,584	640,821
Superannuation contribution - employees	79,373	58,919
Accrued leave expenses	20,588	38,266
Payroll tax expense	17,016	14,578
Long service leave expenses	20,018	-
	875,579	752,584